Income taxes (Summary of Gross Unrecognized Tax Benefits Changes) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Income Tax Contingency [Line Items]
Balance at beginning of year	¥ 17,268	¥ 21,564	¥ 21,553
Additions based on tax positions related to the current year	2,199	1,212	612
Additions for tax positions of prior years	127	1,304	13,954
Reductions for tax positions of prior years	(9,586)	(819)	(13,217)
Reductions for tax positions related to lapse of statute of limitations	0	0	0
Reductions for settlements	(298)	(6,696)	(26)
Other	(1,363)	703	(1,312)
Balance at end of year	¥ 8,347	¥ 17,268	¥ 21,564